Equity (Details) $ in Thousands, $ in Thousands			12 Months Ended
		Feb. 15, 2024 USD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares		Jan. 31, 2024	Dec. 31, 2023 TWD ($) shares		Jul. 21, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Equity [Line Items]
Ordinary shares issued		37,528,354	37,428,354 [1]	37,428,354	[1]		30,227,813	[1]	7,936,940
Purchase of ordinary shares			7,936,940
Common stock shares outstanding	[1]		37,428,354	37,428,354			30,227,813
Statutory reserve			10.00%
Non-controlling interests (in New Dollars)			$ 27,026	$ 824	[1]		$ 58,358	[1]
Subscription Agreement [Member]
Equity [Line Items]
Purchase of ordinary shares		100,000
Consideration (in Dollars) | $		$ 1,000,000
Common stock shares outstanding			37,528,354	37,528,354
Cayco [Member]
Equity [Line Items]
Equity interests rate						79.37%
Common Stock [Member]
Equity [Line Items]
Common stock shares outstanding	[2]		37,595,020	37,595,020			30,160,374			30,160,374	30,160,374
Common Stock [Member] | Subscription Agreement [Member]
Equity [Line Items]
Ordinary shares issued			37,528,354	37,528,354

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)
[2]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)